ANCHOR PATHWAY FUND

Supplement to the Statement of Additional Information dated May 1, 2002

On page B-28 of the Statement of Additional Information ("SAI"), Investment Restriction #5 is deleted in its entirety and replaced with the following:

    Purchase commodities or commodity contracts; except that the International Series, Asset Allocation Series, Growth Series, Growth-Income Series and High Yield Bond Series may engage in transactions involving currencies (including forward and futures contracts or put and call options).

Dated: June 10, 2002